Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued external research and development expenses	$ 2,567	$ 1,770	$ 627
Accrued payroll and related expenses	600	1,369	1,018
Accrued professional fees	824	878	1,062
Accrued other	493	304	221
Accrued expenses and other current liabilities	$ 4,484	$ 4,321	$ 2,928